ORDINARY SHARES (Details)	1 Months Ended	12 Months Ended
	Jan. 31, 2024 shares	Dec. 31, 2025 Vote shares	Dec. 31, 2024 Vote shares	Dec. 31, 2023 shares
ORDINARY SHARES
Conversion from Senior Preferred Shares to Class A Ordinary Shares (in shares)	12,307,688
Class B ordinary shares
ORDINARY SHARES
Number of voting rights entitled | Vote		10	10
Class B ordinary shares | Conversion into Class A ordinary shares
ORDINARY SHARES
Conversion ratio		1	1
Class A ordinary shares
ORDINARY SHARES
Number of voting rights entitled | Vote		1	1
Issue of class A ordinary shares for vested options and RSU			19,107,320	13,478,384
Conversion from Senior Preferred Shares to Class A Ordinary Shares (in shares)			12,307,688
Conversion from Class B Ordinary Shares to Class A Ordinary Shares (in Shares)		8,606,496
Vested restricted share units to the eligible employees		25,040,000
Cancellation of Class A Ordinary share(s) (in shares)		200,044